UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM ABS-15G ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934 Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy: ☑ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025 Date of Report (Date of earliest event reported): February 12, 2026 Securitizer name: SolarCity LMC Series I, LLC Commission File Number of securitizer: 025-03756 Central Index Key Number of securitizer: 0001730423 Emmanuelle E. Stewart, (650) 681-5000 Name and telephone number, including area code, of the person to contact in connection with this filing. Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐ Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐ Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑ ___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key Number of depositor: ______________________________________________________________________ (Exact name of issuing entity as specified in its charter) Central Index Key Number of issuing entity (if applicable): ___________________ Central Index Key Number of underwriter (if applicable): ____________________ ______________________________________________________________________ Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT REPRESENTATION AND WARRANTY INFORMATION Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure SolarCity LMC Series I, LLC has no repurchase demand activity to report for the annual period ended December 31, 2025, which it has indicated by checking the appropriate box on the cover page of this Form ABS-15G. Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1 On February 20, 2025, SolarCity LMC Series I, LLC voluntarily prepaid in whole all of its Solar Assets Backed Notes, Series 2013-1, and there is no asset-back security outstanding that was issued by SolarCity LMC Series I, LLC.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized. SOLARCITY LMC SERIES I, LLC By: /s/ Jeffrey Munson Name: Jeffrey Munson Title: Treasurer Date: February 20, 2026